Statements of comprehensive (Loss) Income (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
General and administrative expenses		$ (20,402)	$ (9,450)	$ (8,359)
Other (expenses) income, net		(714)	8,495	(8,497)
Interest income		5,601	7,621	5,554
(Loss) income before income tax		(13,254)	3,944	(9,534)
Income tax expenses		0	0	0
Consolidated net (loss) income		(13,254)	3,944	(9,534)
Other comprehensive (loss) income		(10,437)	6,311	(7,736)
Comprehensive (loss) income		(23,691)	10,255	(17,270)
Parent Company
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	[1]	(4,817)	(2,714)	(2,064)
Other (expenses) income, net		5,470	7,296	(25,794)
Interest income		2,552	6,998	4,179
(Loss) income before income tax		3,205	11,580	(23,679)
Income tax expenses		0	0	0
(Loss) income before share of net profits of subsidiaries, net of income tax		3,205	11,580	(23,679)
Share of net (losses) profit subsidiaries, net of income tax		(16,459)	(7,636)	14,145
Consolidated net (loss) income		(13,254)	3,944	(9,534)
Foreign currency translation adjustment		(10,437)	6,311	(7,736)
Other comprehensive (loss) income		(10,437)	6,311	(7,736)
Comprehensive (loss) income		$ (23,691)	$ 10,255	$ (17,270)

[1]	* Amount of share-based compensation expense included in general and administrative expenses $1,223 $1,424 $3,320